UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2025

Date of reporting period:	March 1, 2024 – August 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Floating Rate Income Fund
Class A [PFLRX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$51	1.00%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$381,416,447
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	18%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 1	38963-STSA-1024

Putnam Floating Rate Income Fund
Class B [PFRBX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class B	$62	1.20%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$381,416,447
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	18%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 1	38963-STSB-1024

Putnam Floating Rate Income Fund
Class C [PFICX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$90	1.75%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$381,416,447
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	18%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 1	38963-STSC-1024

Putnam Floating Rate Income Fund
Class R [PFLLX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$64	1.25%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$381,416,447
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	18%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 1	38963-STSR-1024

Putnam Floating Rate Income Fund
Class R6 [PFRZX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$36	0.69%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$381,416,447
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	18%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 1	38963-STSR6-1024

Putnam Floating Rate Income Fund
Class Y [PFRYX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$39	0.75%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$381,416,447
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	18%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 1	38963-STSY-1024

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Floating Rate Income
Fund

Financial Statements and Other Important Information

Semiannual | August 31, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 8/31/24 (Unaudited)
SENIOR LOANS (86.9%)*c	Principal amount	Value
Advertising and marketing services (1.3%)
Advantage Sales & Marketing, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.833%, 10/28/27	$1,112,377	$1,090,513
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.361%, 8/21/28	722,888	721,803
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.404%, 4/11/29	3,299,487	3,167,524
		4,979,840
Automotive (0.3%)
Wand NewCo 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.497%, 1/30/31	1,000,000	1,002,605
		1,002,605
Basic materials (0.5%)
AMG Critical Materials NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.861%, 11/16/28	498,721	498,721
Watlow Electric Manufacturing, Co. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.264%, 3/2/28	1,362,542	1,371,787
		1,870,508
Broadcasting (0.5%)
Univision Communications, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.611%, 3/24/26	744,892	745,447
Univision Communications, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.861%, 1/31/29	1,000,000	972,810
		1,718,257
Building materials (4.2%)
Chariot Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.597%, 10/22/28	2,925,000	2,926,375
Cornerstone Building Brands, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.687%, 4/12/28	2,843,964	2,768,599
CPG International, LLC bank term loan FRN Ser. B, (CME Term SOFR 6 Month + 2.50%), 7.847%, 4/28/29	2,456,250	2,471,602
EMRLD Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.557%, 6/18/31	2,000,000	2,002,330
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.14%, 5/30/31	2,752,519	2,681,201
Park River Holdings, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.843%, 12/28/27	967,481	945,471
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	1,427,000	21,405
White Cap Buyer, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.502%, 10/19/29	2,321,026	2,310,326
		16,127,309
Capital goods (9.7%)
American Trailer World Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 9.097%, 3/3/28	2,110,850	1,960,188
Barnes Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.747%, 8/30/30	496,112	498,488
Bleriot US Bidco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 9.593%, 10/31/28	495,000	497,992
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.825%, 3/18/30	2,482,795	2,492,888
Chromalloy Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.082%, 3/21/31	750,000	729,375
Clarios Global LP bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.747%, 5/6/30	2,572,727	2,583,713
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.842%, 9/28/28	1,353,350	1,307,248
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.585%, 10/4/28	621,875	614,257
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 9.346%, 10/4/28	989,873	971,071
DXP Enterprises, Inc./TX bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 10.164%, 10/6/30	1,488,750	1,499,290
Enviri Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 7.611%, 3/5/28	1,940,000	1,941,387
Filtration Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.861%, 10/19/28	2,438,580	2,449,420
First Brands Group, LLC bank term loan FRN (CME Term SOFR 6 Month + 8.50%), 14.014%, 3/30/28	2,000,000	1,910,000
GFL Environmental, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 7.321%, 6/27/31	1,000,000	1,002,055
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.889%, 6/15/28	1,781,632	1,786,291
MajorDrive Holdings IV, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.596%, 6/1/28	2,084,036	2,091,424
OT Merger Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.596%, 10/15/28	971,865	713,956
Patriot Container Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.097%, 3/20/25	477,099	468,392
Pro Mach Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.747%, 8/13/28	2,933,486	2,953,918
Reynolds Group Holdings, Inc. bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 2.50%), 7.747%, 9/25/28	977,474	979,615
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.588%, 4/15/30	1,085,624	1,090,656
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 2.50%), 7.843%, 2/28/31	2,315,924	2,321,146
TRC Cos., Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.111%, 11/17/28	1,989,822	1,995,543
Vertiv Group Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 7.343%, 3/2/27	2,648,904	2,659,036
		37,517,349
Chemicals (5.8%)
A-AP Buyer, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.60%, 8/1/31	1,000,000	1,005,000
ARC Falcon I, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month + 3.50%), 8.847%, 9/22/28	1,994,892	1,995,729
Avient Corp. bank term loan FRN Ser. B8, (CME Term SOFR 1 Month + 2.00%), 7.321%, 8/29/29	628,425	631,397

Floating Rate Income Fund
1

SENIOR LOANS (86.9%)*c cont.	Principal amount	Value
Chemicals cont.
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 2.00%), 7.335%, 12/20/29	$345,553	$347,030
GEON Performance Solutions, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.846%, 8/18/28	972,684	979,576
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 9.36%, 4/30/28	2,109,368	2,032,682
Hexion Holdings Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 7.44%), 12.784%, 3/15/30	1,065,000	966,488
LSF11 A5 HoldCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.861%, 10/16/28	637,240	637,639
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/3/28	744,375	749,958
Nouryon USA, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.628%, 4/3/28	1,472,334	1,480,616
Olympus Water US Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.847%, 6/6/31	2,273,245	2,283,190
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.755%, 3/16/27	2,093,261	2,097,625
Tronox Finance, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 7.997%, 4/4/29	1,977,500	1,986,389
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.704%, 4/21/29	1,968,712	1,938,128
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.497%, 9/22/28	1,969,747	1,978,611
Windsor Holdings III, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.312%, 8/1/30	992,513	999,182
		22,109,240
Commercial and consumer services (3.5%)
Allied Universal Holdco, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.097%, 5/5/28	1,949,887	1,940,625
Anticimex Global AB bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.40%), 8.73%, 11/16/28	498,750	502,259
Boost Newco Borrower, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.748%, 1/31/31	1,333,333	1,338,687
Garda World Security Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.832%, 2/1/29	3,098,793	3,106,928
GBT US III, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.279%, 7/28/31	1,000,000	1,001,875
Grant Thornton, LLP/Chicago bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.497%, 5/30/31	2,000,000	2,009,070
HomeServe USA, Corp. (CME Term SOFR 1 Month + 2.50%), 7.836%, 10/21/30	997,500	1,000,248
Latham Pool Products, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 4.00%), 9.347%, 2/23/29	500,000	482,500
Neon Maple US Debt Mergersub, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.00%), 8.345%, 7/21/31	2,000,000	1,996,250
		13,378,442
Communication services (3.4%)
Altice France SA/France bank term loan FRN Ser. B14, (CME Term SOFR 1 Month + 5.50%), 10.801%, 8/31/28	1,537,676	1,173,762
Asurion, LLC bank term loan FRN Ser. B8, (CME Term SOFR 1 Month + 4.25%), 8.611%, 12/23/26	2,518	2,510
Cogeco Financing 2 LP bank term loan FRN (CME Term SOFR 3 Month + 2.50%), 7.861%, 9/1/28	1,738,628	1,689,729
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.747%, 9/13/29	1,102,238	1,074,957
Crown Subsea Communications Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.252%, 1/30/31	1,500,000	1,512,653
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.951%, 4/15/27	1,237,047	1,045,923
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.611%, 8/2/29	1,852,052	1,848,894
First Opportunity Fund, Ltd. bank term loan FRN (CME Term SOFR 3 Month + 3.50%), 9.086%, 7/20/28	1,945,000	1,957,166
Frontier Communications Holdings, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.50%), 8.832%, 6/21/31	1,500,000	1,503,750
Venga Finance SARL bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.569%, 6/29/29	250,000	251,219
Viasat, Inc. bank term loan FRN Class B, (CME Term SOFR 3 Month Plus CSA + 4.50%), 9.747%, 2/24/29	982,456	920,876
		12,981,439
Communications equipment (0.4%)
CommScope, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 8.611%, 2/7/26	1,475,301	1,407,068
		1,407,068
Computers (4.7%)
Adeia, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.352%, 6/8/28	1,355,827	1,360,918
Central Parent, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.585%, 7/6/29	1,992,500	1,978,303
ConnectWise, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 9.096%, 9/30/28	975,000	977,594
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.748%, 3/2/28	2,000,000	1,990,960
Ivanti Software, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.833%, 12/1/27	1,945,225	1,688,300
LMI, Inc./DE bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.847%, 9/30/28	1,945,000	1,876,925
McAfee Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.592%, 3/1/29	3,000,709	2,996,478
Project Sky Merger Sub, Inc. bank term loan FRN (CME Term SOFR 1 Month + 6.00%), 11.347%, 10/8/29	2,000,000	1,905,000
RealPage, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.361%, 4/22/28	2,939,547	2,825,022
VS Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.587%, 4/14/31	500,000	501,668
		18,101,168

2
Floating Rate Income Fund

SENIOR LOANS (86.9%)*c cont.	Principal amount	Value
Construction (3.7%)
Core & Main LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.339%, 7/27/28	$1,453,888	$1,455,705
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.097%, 11/23/27	2,078,596	2,008,444
Janus International Group, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.776%, 7/25/30	1,920,000	1,923,610
MIWD Holdco II, LLC bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 3.50%), 8.752%, 3/20/31	3,015,000	3,033,437
Quikrete Holdings, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.747%, 3/18/31	1,496,873	1,501,723
Smyrna Ready Mix Concrete, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.778%, 4/1/29	1,172,421	1,182,680
Summit Materials, LLC bank term loan FRN (CME Term SOFR 1 Month + 1.75%), 7.054%, 1/12/29	997,500	1,004,233
TAMKO Building Products, LLC bank term loan FRN Ser. B , (CME Term SOFR 1 Month + 3.25%), 8.562%, 9/13/30	2,000,416	2,008,758
		14,118,590
Consumer staples (3.9%)
1011778 BC ULC bank term loan FRN (CME Term SOFR 1 Month + 1.75%), 6.997%, 9/23/30	333,000	330,997
AIP RD Buyer Corp. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.50%), 9.747%, 12/26/28	498,750	502,077
Aramark Services, Inc. bank term loan FRN Ser. B8, (CME Term SOFR 1 Month + 2.00%), 7.247%, 6/24/30	742,500	746,491
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 11.097%, 11/18/29	1,220,000	1,177,556
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.847%, 11/18/28	1,971,992	1,971,539
Brand Industrial Services, Inc. bank term loan FRN Ser. C, (CME Term SOFR 1 Month + 4.50%), 9.748%, 8/1/30	1,888,268	1,877,155
Fender Musical Instruments Corp bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.347%, 11/16/28	1,932,968	1,900,349
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.097%, 12/15/27	2,471,122	2,476,398
KUEHG Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 4.50%), 9.835%, 6/12/30	497,500	500,540
Naked Juice, LLC bank term loan FRN (CME Term SOFR 3 Month + 6.00%), 11.435%, 1/24/30	500,000	374,690
Naked Juice, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.685%, 1/24/29	1,960,000	1,706,601
Soliant Lower Intermediate, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 8.997%, 6/21/31	500,000	501,250
Uber Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.089%, 2/27/30	785,876	790,163
		14,855,806
Electronics (1.2%)
Mirion Technologies US, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.585%, 10/20/28	1,673,795	1,675,536
Roper Industrial Products Investment Co. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.585%, 11/23/29	987,550	991,253
Vision Solutions, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.514%, 4/24/28	1,836,944	1,803,797
		4,470,586
Energy (3.2%)
BCP Renaissance Parent, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.598%, 10/31/28	1,591,333	1,599,457
ChampionX Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.102%, 5/13/29	985,056	989,213
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.585%, 12/31/30	1,739,606	1,747,217
GIP II Blue Holding LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.997%, 9/22/28	2,527,559	2,552,607
GIP Pilot Acquisition Partners LP bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.818%, 10/4/30	1,315,693	1,322,271
Medallion Midland Acquisition LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.844%, 10/18/28	1,960,077	1,967,123
Oryx Midstream Services Permian Basin, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.441%, 10/5/28	1,921,584	1,930,289
		12,108,177
Entertainment (1.6%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.593%, 3/1/28	939,558	944,847
Cedar Fair LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.342%, 4/18/31	2,000,000	2,006,250
Motion Finco SARL bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 3.50%), 8.835%, 11/30/29	1,995,000	1,973,304
SeaWorld Parks & Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.747%, 8/25/28	997,494	999,364
		5,923,765
Financials (5.4%)
Acrisure, LLC bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.25%), 8.594%, 11/6/30	1,500,000	1,493,033
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.50%), 8.812%, 11/6/30	743,716	746,847
Apollo Commercial Real Estate Finance, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.861%, 3/11/28	1,402,875	1,360,789
Aretec Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.247%, 8/9/30	2,223,222	2,182,337
AssuredPartners, Inc. bank term loan FRN Ser. B5, (CME Term SOFR 1 Month + 3.50%), 8.747%, 2/14/31	997,500	1,000,433
CoreLogic, Inc. bank term loan FRN (CME Term SOFR 1 Month + 6.50%), 11.861%, 6/4/29	1,500,000	1,464,690
CoreLogic, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.861%, 4/14/28	974,710	965,494

Floating Rate Income Fund
3

SENIOR LOANS (86.9%)*c cont.	Principal amount	Value
Financials cont.
Cushman & Wakefield US Borrower, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.997%, 1/31/30	$399,000	$400,995
Greystar Real Estate Partners, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.059%, 8/21/30	500,000	501,875
Greystone Select Financial, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.541%, 6/17/28	1,440,000	1,436,400
HUB International, Ltd. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.225%, 6/20/30	1,610,915	1,613,734
Jones Deslauriers Insurance Management, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.353%, 3/15/30 (Canada)	1,995,000	1,999,369
Osaic Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.247%, 8/16/28	2,670,876	2,652,206
USI, Inc./NY bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.078%, 11/23/29	1,638,810	1,641,170
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.997%, 1/20/31	1,000,000	1,001,955
		20,461,327
Forest products and packaging (1.5%)
Asplundh Tree Expert, LLC bank term loan FRN Class B, (CME Term SOFR 1 Month + 1.75%), 6.997%, 5/8/31	999,000	1,002,536
BWAY Holding Co. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 8.842%, 4/16/27	1,465,448	1,472,123
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.723%, 2/4/26	1,967,888	1,868,087
Pregis TopCo, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.361%, 8/1/26	1,458,750	1,464,220
		5,806,966
Gaming and lottery (4.5%)
Bally’s Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.794%, 8/6/28	2,437,500	2,340,220
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.997%, 1/24/31	997,500	999,714
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.997%, 1/25/30	1,895,000	1,899,889
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.087%, 1/27/29	2,945,239	2,944,473
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 7.585%, 11/18/30	1,990,000	1,994,975
Light & Wonder International, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.592%, 4/16/29	2,456,344	2,462,337
Raptor Acquisition Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.609%, 11/1/26	1,470,000	1,470,309
Scientific Games Holdings LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.318%, 4/4/29	2,955,000	2,946,889
		17,058,806
Health care (7.1%)
athenahealth, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month Plus CSA + 3.25%), 8.502%, 1/27/29	2,235,367	2,224,995
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.247%, 9/29/28	598,982	595,239
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.662%, 5/5/27	2,669,189	2,637,493
Charlotte Buyer, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.75%), 10.077%, 2/11/28	992,443	999,748
CHG Healthcare Services, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.861%, 9/29/28	995,000	999,711
Concentra Health Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.497%, 6/26/31	1,000,000	1,005,000
Covetrus, Inc. bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.335%, 10/13/29	985,013	954,778
DaVita, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.00%), 7.247%, 5/6/31	1,285,000	1,287,075
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.783%, 4/23/31	2,277,000	2,276,431
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.00%), 7.402%, 11/15/27	1,414,912	1,394,445
Icon Luxembourg SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 7.335%, 7/3/28	251,180	252,864
Icon Luxembourg SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 7.335%, 7/3/28	62,582	63,001
Insulet Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.747%, 7/31/31	500,000	502,423
Jazz Financing Lux SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.497%, 5/5/28 (Luxembourg)	3,607	3,614
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.997%, 10/23/28	2,671,295	2,680,952
Organon & Co. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 7.842%, 5/14/31	1,079,750	1,087,179
Perrigo Investments, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 7.597%, 4/5/29	982,500	982,195
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.594%, 2/13/31	1,995,000	2,000,257
Phoenix Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.247%, 11/15/28	2,819,230	2,833,623
Physician Partners, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 4.00%), 9.564%, 2/1/29	488,750	331,861
Surgery Center Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.062%, 12/19/30	1,995,000	2,001,524
Vizient, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 7.247%, 8/1/31	500,000	502,033
		27,616,441
Household furniture and appliances (1.1%)
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.571%, 2/25/29	2,940,000	2,930,813
TGP Holdings III, LLC bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.597%, 6/24/28	1,499,710	1,413,761
		4,344,574
Leisure (0.3%)
Topgolf Callaway Brands Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.247%, 3/18/30	1,184,375	1,174,995
		1,174,995

4
Floating Rate Income Fund

SENIOR LOANS (86.9%)*c cont.	Principal amount	Value
Lodging/Tourism (0.5%)
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.997%, 10/18/28	$1,520,217	$1,527,271
Carnival Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.997%, 8/9/27	267,170	268,757
		1,796,028
Metals (0.7%)
Arsenal AIC Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.56%, 8/18/30	992,513	996,081
TMS International Corp./DE bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.001%, 3/4/30	1,485,028	1,491,213
		2,487,294
Publishing (0.9%)
Cengage Learning, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.538%, 3/18/31	1,695,750	1,703,593
McGraw-Hill Education, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 4.00%), 9.228%, 8/1/31	1,686,354	1,694,786
		3,398,379
Retail (2.7%)
Great Outdoors Group, LLC bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 9.111%, 3/5/28	2,904,177	2,909,623
Johnstone Supply, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.352%, 6/7/31	1,000,000	1,000,750
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.846%, 9/21/28	1,968,486	1,971,646
Peer Holding III BV bank term loan FRN Class B5, (CME Term SOFR 1 Month + 3.00%), 8.332%, 6/23/31	1,250,000	1,255,731
Petco Health & Wellness Co., Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.846%, 3/4/28	1,876,765	1,740,352
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.097%, 1/29/28	1,564,468	1,556,974
		10,435,076
Semiconductor (0.8%)
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 6 Month + 5.60%), 10.852%, 2/1/30	1,872,500	1,823,347
Altar Bidco, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.10%), 7.947%, 11/17/28	1,091,646	1,095,057
		2,918,404
Software (5.8%)
AppLovin Corp. bank term loan FRN Ser. B , (CME Term SOFR 1 Month + 2.50%), 7.747%, 10/25/28	1,609,931	1,614,455
Boxer Parent Co., Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 3.75%), 9.005%, 7/3/31	2,365,630	2,363,169
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.335%, 3/29/29	3,873,120	3,876,832
Epicor Software Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 1.00%, 5/23/31 U	127,246	127,901
Epicor Software Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.25%), 8.497%, 5/23/31	1,084,530	1,090,110
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B4, (CME Term SOFR 1 Month + 3.50%), 8.747%, 12/1/27	2,460,750	2,474,247
HireRight Holdings Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.35%, 9/30/30	1,500,000	1,494,375
IGT Holding IV AB bank term loan FRN (CME Term SOFR 3 Month + 3.65%), 8.972%, 3/31/28	2,950,875	2,963,800
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.75%), 9.997%, 10/5/28	2,554,352	2,557,814
Skopima Consilio Parent, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.861%, 5/17/28	995,000	997,333
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.555%, 1/31/31	2,628,645	2,637,740
		22,197,776
Technology services (4.4%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B3, (CME Term SOFR 1 Month + 3.50%), 8.798%, 2/3/31	2,729,493	2,738,363
Arches Buyer, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.597%, 12/6/27	2,727,344	2,639,564
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.026%, 1/18/29	1,815,821	1,820,924
Fortress Intermediate 3, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.75%), 9.002%, 5/8/31	575,000	576,438
GoDaddy Operating Co., LLC bank term loan FRN Class B7, (CME Term SOFR 1 Month + 1.75%), 6.997%, 8/21/31	1,216,117	1,216,719
Ingram Micro, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.596%, 7/2/28	1,304,681	1,311,204
MH Sub I, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.502%, 5/3/28	2,773,090	2,769,471
Proofpoint, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 8.247%, 8/31/28	1,969,811	1,973,947
Tempo Acquisition, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.497%, 8/31/28	1,104,170	1,108,614
Tenable, Inc. bank term loan FRN (CME Term SOFR 3 Month + 2.75%), 8.111%, 7/7/28	487,500	488,719
		16,643,963
Textiles (0.4%)
Hanesbrands, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.997%, 2/14/30	1,486,188	1,488,982
		1,488,982
Transportation (2.1%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.294%, 4/20/28	1,721,250	1,783,224
American Airlines, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.775%, 6/4/29	1,500,000	1,494,060
ASP LS Acquisition Corp. bank term loan FRN (CME Term SOFR 3 Month + 4.50%), 10.096%, 5/7/28	997,436	699,452
Genesee & Wyoming, Inc. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.00%), 7.335%, 4/5/31	630,000	630,624
Savage Enterprises, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.247%, 9/18/28	666,666	669,616
Skymiles IP, Ltd. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 9.032%, 9/16/27	398,613	407,831
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.033%, 2/17/31	763,088	766,663
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.082%, 2/14/31	1,396,500	1,393,009
		7,844,479

Floating Rate Income Fund
5

SENIOR LOANS (86.9%)*c cont.	Principal amount	Value
Utilities and power (0.8%)
Calpine Construction Finance Co. LP bank term loan FRN (CME Term SOFR 1 Month + 2.00%), 7.247%, 7/20/30	$2,014,258	$2,014,197
Pacific Gas & Electric Co. bank term loan FRN (CME Term SOFR 3 Month + 2.50%), 7.747%, 6/23/27	500,000	502,918
Talen Energy Supply, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.596%, 5/17/30	301,168	303,323
Talen Energy Supply, LLC bank term loan FRN Ser. C, (CME Term SOFR 1 Month + 3.50%), 8.596%, 5/17/30	198,071	199,488
		3,019,926
Total senior loans (cost $334,107,399)		$331,363,565
CORPORATE BONDS AND NOTES (3.6%)*	Principal amount	Value
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	$900,000	$936,833
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	400,000	411,620
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	1,000,000	969,273
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	900,000	959,176
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28	1,180,000	1,228,312
Garrett Motion Holdings, Inc./Garrett LX I Sarl 144A company guaranty sr. unsec. notes 7.75%, 5/31/32	220,000	227,864
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	1,000,000	998,045
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	900,000	961,015
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27	1,000,000	993,887
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	1,000,000	1,005,061
Smyrna Ready Mix Concrete, LLC 144A sr. notes 6.00%, 11/1/28	1,000,000	999,001
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	1,000,000	992,078
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	1,000,000	1,042,210
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28	1,000,000	1,012,545
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	1,000,000	1,047,992
Total corporate bonds and notes (cost $13,329,955)		$13,784,912
SHORT-TERM INVESTMENTS (9.1%)*	Shares	Value
Putnam Short Term Investment Fund Class P 5.44% L	34,573,399	$34,573,399
Total short-term investments (cost $34,573,399)		$34,573,399
TOTAL INVESTMENTS
Total investments (cost $382,010,753)	$379,721,876
Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from March 1, 2024 through August 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $381,416,447.
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
U	This security, in part or in entirety, represents an unfunded loan commitment (Note 8).
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

6
Floating Rate Income Fund

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/24 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 42 Index	B+/P	$(614,709)	$9,000,000	$643,734	6/20/29	500 bp — Quarterly	$120,275
	Total	$(614,709)		$120,275
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at August 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$13,784,912	$—
Senior loans	—	331,363,565	—
Short-term investments	—	34,573,399	—
Totals by level	$—	$379,721,876	$—
	Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Credit default contracts	$—	$734,984	$—
Totals by level	$—	$734,984	$—

The accompanying notes are an integral part of these financial statements.

Floating Rate Income Fund
7

Financial Statements

Statement of assets and liabilities

8/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $347,437,354)	$345,148,477
Affiliated issuers (identified cost $34,573,399) (Note 5)	34,573,399
Cash	2,146,649
Interest and other receivables	2,434,653
Receivable for shares of the fund sold	79,536
Receivable for investments sold	2,966,200
Receivable for variation margin on centrally cleared swap contracts (Note 1)	10,979
Deposits with broker (Note 1)	702,314
Receivable from broker (Note 1)	2,187
Prepaid assets	66,826
Total assets	388,131,220

LIABILITIES
Payable for investments purchased	4,724,375
Payable for purchases of delayed delivery securities (Notes 1 and 8)	127,246
Payable for shares of the fund repurchased	826,981
Payable for compensation of Manager (Note 2)	525,812
Payable for custodian fees (Note 2)	6,848
Payable for investor servicing fees (Note 2)	142,777
Payable for Trustee compensation and expenses (Note 2)	98,019
Payable for administrative services (Note 2)	646
Payable for distribution fees (Note 2)	117,680
Distributions payable to shareholders	56,050
Other accrued expenses	88,339
Total liabilities	6,714,773
Net assets	$381,416,447

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$466,036,874
Total distributable earnings (Note 1)	(84,620,427)
Total — Representing net assets applicable to capital shares outstanding	$381,416,447

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($238,311,312 divided by 29,844,812 shares)	$7.99
Offering price per class A share(100/97.75 of $7.99)*	$8.17
Net asset value and offering price per class B share ($250,744 divided by 31,408 shares)**	$7.98
Net asset value and offering price per class C share ($19,749,267 divided by 2,475,626 shares)**	$7.98
Net asset value, offering price and redemption price per class R share ($561,401 divided by 70,331 shares)	$7.98
Net asset value, offering price and redemption price per class R6 share ($7,358,224 divided by 920,986 shares)	$7.99
Net asset value, offering price and redemption price per class Y share ($115,185,499 divided by 14,410,296 shares)	$7.99
*	On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

8	Floating Rate Income Fund

Statement of operations

Six months ended 8/31/24 (Unaudited)

Investment income
Interest (including interest income of $976,023 from investments in affiliated issuers) (Note 5)	$16,821,259
Total investment income	16,821,259

EXPENSES
Compensation of Manager (Note 2)	1,047,149
Investor servicing fees (Note 2)	216,141
Custodian fees (Note 2)	9,925
Trustee compensation and expenses (Note 2)	9,487
Distribution fees (Note 2)	401,346
Administrative services (Note 2)	2,403
Other	149,094
Total expenses	1,835,545
Expense reduction (Note 2)	(11,222)
Net expenses	1,824,323
Net investment income	14,996,936

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(881,328)
Swap contracts (Note 1)	829,488
Total net realized loss	(51,840)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	390,492
Swap contracts	(512,785)
Total change in net unrealized depreciation	(122,293)
Net loss on investments	(174,133)
Net increase in net assets resulting from operations	$14,822,803

The accompanying notes are an integral part of these financial statements.

Floating Rate Income Fund	9

Statement of changes in net assets

	Six months ended 8/31/24*	Year ended 2/29/24
Increase (decrease) in net assets
Operations
Net investment income	$14,996,936	$30,049,243
Net realized loss on investments	(51,840)	(4,488,818)
Change in net unrealized appreciation (depreciation) of investments	(122,293)	11,262,886
Net increase in net assets resulting from operations	14,822,803	36,823,311
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(9,117,035)	(18,806,409)
Class B	(13,093)	(46,036)
Class C	(715,902)	(1,682,862)
Class R	(18,577)	(38,652)
Class R6	(290,833)	(757,854)
Class Y	(4,518,945)	(10,384,967)
From return of capital
Class A	—	(874,431)
Class B	—	(2,141)
Class C	—	(78,247)
Class R	—	(1,797)
Class R6	—	(35,238)
Class Y	—	(482,865)
Increase (decrease) from capital share transactions (Note 4)	14,574,742	(7,691,071)
Total increase (decrease) in net assets	14,723,160	(4,059,259)
Net assets
Beginning of period	366,693,287	370,752,546
End of period	$381,416,447	$366,693,287
*Unaudited.

The accompanying notes are an integral part of these financial statements.

10	Floating Rate Income Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
August 31, 2024**	$7.98	.32	—[d]	.32	(.31)	—	(.31)	$7.99	4.10*	$238,311	.51*	3.95*	18*
February 29, 2024	7.89	.65	.16	.81	(.69)	(.03)	(.72)	7.98	10.74	227,247	1.04	8.20	31
February 28, 2023	8.18	.41	(.28)	.13	(.42)	—	(.42)	7.89	1.78	205,018	1.03	5.14	26
February 28, 2022	8.27	.22	(.09)	.13	(.22)	—	(.22)	8.18	1.63	268,621	1.00	2.70	42
February 28, 2021	8.28	.24	(.02)	.22	(.23)	—	(.23)	8.27	2.87	220,335	1.04	2.96	32
February 29, 2020	8.46	.36	(.16)	.20	(.37)	(.01)	(.38)	8.28	2.31	226,047	1.03	4.28	33
Class B
August 31, 2024**	$7.98	.31	(.01)	.30	(.30)	—	(.30)	$7.98	3.87*	$251	.61*	3.87*	18*
February 29, 2024	7.89	.63	.16	.79	(.67)	(.03)	(.70)	7.98	10.52	416	1.24	7.98	31
February 28, 2023	8.17	.38	(.26)	.12	(.40)	—	(.40)	7.89	1.70	847	1.23	4.88	26
February 28, 2022	8.27	.20	(.09)	.11	(.21)	—	(.21)	8.17	1.30	1,534	1.20	2.45	42
February 28, 2021	8.27	.22	—[d]	.22	(.22)	—	(.22)	8.27	2.79	3,514	1.24	2.80	32
February 29, 2020	8.46	.35	(.18)	.17	(.35)	(.01)	(.36)	8.27	1.98	6,429	1.23	4.10	33
Class C
August 31, 2024**	$7.97	.29	—[d]	.29	(.28)	—	(.28)	$7.98	3.71*	$19,749	.88*	3.57*	18*
February 29, 2024	7.89	.59	.15	.74	(.63)	(.03)	(.66)	7.97	9.77	20,659	1.79	7.45	31
February 28, 2023	8.17	.35	(.27)	.08	(.36)	—	(.36)	7.89	1.14	21,993	1.78	4.45	26
February 28, 2022	8.27	.16	(.10)	.06	(.16)	—	(.16)	8.17	.74	24,485	1.75	1.94	42
February 28, 2021	8.27	.18	(.01)	.17	(.17)	—	(.17)	8.27	2.22	34,828	1.79	2.24	32
February 29, 2020	8.46	.30	(.18)	.12	(.30)	(.01)	(.31)	8.27	1.42	51,058	1.78	3.54	33
Class R
August 31, 2024**	$7.98	.31	(.01)	.30	(.30)	—	(.30)	$7.98	3.84*	$561	.63*	3.82*	18*
February 29, 2024	7.89	.63	.16	.79	(.67)	(.03)	(.70)	7.98	10.46	495	1.29	7.95	31
February 28, 2023	8.17	.39	(.27)	.12	(.40)	—	(.40)	7.89	1.65	436	1.28	4.95	26
February 28, 2022	8.27	.20	(.10)	.10	(.20)	—	(.20)	8.17	1.25	554	1.25	2.44	42
February 28, 2021	8.28	.22	(.02)	.20	(.21)	—	(.21)	8.27	2.61	650	1.29	2.70	32
February 29, 2020	8.46	.34	(.16)	.18	(.35)	(.01)	(.36)	8.28	2.05	687	1.28	3.99	33
Class R6
August 31, 2024**	$7.99	.33	(.01)	.32	(.32)	—	(.32)	$7.99	4.14*	$7,358	.35*	4.11*	18*
February 29, 2024	7.90	.67	.16	.83	(.71)	(.03)	(.74)	7.99	11.10	6,825.72		8.51	31
February 28, 2023	8.18	.43	(.26)	.17	(.45)	—	(.45)	7.90	2.23	6,110.70		5.49	26
February 28, 2022	8.28	.25	(.10)	.15	(.25)	—	(.25)	8.18	1.83	7,021.68		3.02	42
February 28, 2021	8.29	.26	(.01)	.25	(.26)	—	(.26)	8.28	3.23	4,994.70		3.30	32
February 29, 2020	8.47	.39	(.16)	.23	(.40)	(.01)	(.41)	8.29	2.66	5,700.70		4.61	33
Class Y
August 31, 2024**	$7.99	.33	(.01)	.32	(.32)	—	(.32)	$7.99	4.11*	$115,185	.38*	4.07*	18*
February 29, 2024	7.90	.67	.15	.82	(.70)	(.03)	(.73)	7.99	11.01	111,051.79		8.44	31
February 28, 2023	8.19	.42	(.27)	.15	(.44)	—	(.44)	7.90	2.04	136,348.78		5.32	26
February 28, 2022	8.28	.25	(.10)	.15	(.24)	—	(.24)	8.19	1.88	193,541.75		2.97	42
February 28, 2021	8.29	.26	(.02)	.24	(.25)	—	(.25)	8.28	3.13	90,104.79		3.23	32
February 29, 2020	8.47	.39	(.17)	.22	(.39)	(.01)	(.40)	8.29	2.57	110,079.78		4.57	33
Floating Rate Income Fund
11

Financial highlights cont.

*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

12
Floating Rate Income Fund

Notes to financial statements 8/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from March 1, 2024 through August 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods on or after July 15, 2024
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s investment manager for periods prior to July 15, 2024
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Floating Rate Income Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek high current income. Preservation of capital is a secondary goal. The fund invests mainly in corporate loans and debt securities that have floating rates of interest and other corporate debt securities. Under normal circumstances, the fund will invest at least 80% of its net assets in income-producing floating rate loans and other floating rate debt securities. This policy may be changed only after 60 days’ notice to shareholders. The fund invests mainly in obligations of U.S. issuers that are below investment-grade in quality (having credit characteristics similar to “junk bonds”). Franklin Advisers may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. Franklin Advisers may also use derivatives, such as futures, options, warrants, certain foreign currency transactions, and credit default, total return and interest rate swap contracts for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 2.25%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	1.00% phased out over two years	Converts to class A shares on September 5, 2024
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R†	None	None	None
Class R6 †	None	None	None
Class Y†	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Floating Rate Income Fund
13

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names and to hedge market risk.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $702,314 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax

14
Floating Rate Income Fund

benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At February 29, 2024, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$11,336,980	$70,550,138	$81,887,118

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $383,258,562, resulting in gross unrealized appreciation and depreciation of $1,827,847 and $4,629,549, respectively, or net unrealized depreciation of $2,801,702.

Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned pro rata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Effective July 15, 2024, Putnam Management transferred its management contract with the fund to Franklin Advisers. As a result of the transfer, Franklin Advisers replaced Putnam Management as the investment adviser of the fund. In connection with the transfer, the fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers.

In addition, Putnam Management transferred to Franklin Advisers the sub-management contract between Putnam Management and PIL in respect of the fund.

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.720%	of the first $5 billion,
0.670%	of the next $5 billion,
0.620%	of the next $10 billion,
0.570%	of the next $10 billion,
0.520%	of the next $50 billion,
0.500%	of the next $50 billion,
0.490%	of the next $100 billion and
0.485%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.277% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through June 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers retained Putnam Management as sub-adviser for the fund pursuant to a new sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of PIL, Franklin Advisers would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$136,486
Class B	201
Class C	11,924
Class R	280
Class R6	1,809
Class Y	65,441
Total	$216,141

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $11,222 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $298, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Floating Rate Income Fund
15

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors, or for periods prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Franklin Distributors Amount	Putnam Retail Management Amount	Totals
Class A	0.35%	0.25%	$50,062	$246,311	$296,373
Class B	1.00%	0.45%	101	681	$782
Class C	1.00%	1.00%	16,835	86,106	$102,941
Class R	1.00%	0.50%	233	1,017	$1,250
Total			$67,231	$334,115	$401,346

For the period from August 2, 2024 through August 31, 2024, Franklin Distributors, acting as underwriter, received net commissions of $2,310 from the sale of class A shares and received no monies and $25 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. For the period March 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received net commissions of $7,596 from the sale of class A shares and received no monies and $1,550 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is accessed on certain redemptions of class A shares. For the period from August 2, 2024 through August 31, 2024, Franklin Distributors, acting as underwriter, received $226 on class A redemptions. For the period from March 1, 2024 through August 1, 2024, Putnam Retail Management, acting as underwriter, received $4,536 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$73,193,379	$63,777,665
U.S. government securities (Long-term)	—	—
Total	$73,193,379	$63,777,665

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 8/31/24		YEAR ENDED 2/29/24
Class A	Shares	Amount	Shares	Amount
Shares sold	4,854,997	$38,758,129	7,734,532	$61,065,971
Shares issued in connection with reinvestment of distributions	1,071,565	8,553,032	2,322,162	18,367,640
	5,926,562	47,311,161	10,056,694	79,433,611
Shares repurchased	(4,554,503)	(36,330,019)	(7,552,513)	(59,592,304)
Net increase	1,372,059	$10,981,142	2,504,181	$19,841,307
	SIX MONTHS ENDED 8/31/24		YEAR ENDED 2/29/24
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1	$8
Shares issued in connection with reinvestment of distributions	1,645	13,093	6,082	48,003
	1,645	13,093	6,083	48,011
Shares repurchased	(22,375)	(177,843)	(61,346)	(483,315)
Net decrease	(20,730)	$(164,750)	(55,263)	$(435,304)
	SIX MONTHS ENDED 8/31/24		YEAR ENDED 2/29/24
Class C	Shares	Amount	Shares	Amount
Shares sold	265,698	$2,120,684	557,851	$4,406,357
Shares issued in connection with reinvestment of distributions	82,855	661,054	206,341	1,629,856
	348,553	2,781,738	764,192	6,036,213
Shares repurchased	(463,740)	(3,696,917)	(961,879)	(7,595,270)
Net decrease	(115,187)	$(915,179)	(197,687)	$(1,559,057)
	SIX MONTHS ENDED 8/31/24		YEAR ENDED 2/29/24
Class R	Shares	Amount	Shares	Amount
Shares sold	14,798	$118,094	4,975	$39,438
Shares issued in connection with reinvestment of distributions	2,338	18,577	5,121	40,449
	17,136	136,671	10,096	79,887
Shares repurchased	(8,810)	(70,299)	(3,394)	(26,882)
Net increase	8,326	$66,372	6,702	$53,005

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Floating Rate Income Fund

	SIX MONTHS ENDED 8/31/24		YEAR ENDED 2/29/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	89,849	$718,061	1,089,356	$8,648,633
Shares issued in connection with reinvestment of distributions	36,343	290,318	100,162	793,092
	126,192	1,008,379	1,189,518	9,441,725
Shares repurchased	(59,917)	(478,624)	(1,108,064)	(8,815,873)
Net increase	66,275	$529,755	81,454	$625,852
	SIX MONTHS ENDED 8/31/24		YEAR ENDED 2/29/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,730,963	$21,816,431	5,225,831	$41,375,769
Shares issued in connection with reinvestment of distributions	516,299	4,124,422	1,207,725	9,556,624
	3,247,262	25,940,853	6,433,556	50,932,393
Shares repurchased	(2,736,975)	(21,863,451)	(9,787,674)	(77,149,267)
Net increase (decrease)	510,287	$4,077,402	(3,354,118)	$(26,216,874)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 2/29/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/24
Short-term investments
Putnam Short Term Investment Fund Class P‡	$33,496,135	$56,515,708	$55,438,444	$976,023	$34,573,399
Total Short-term investments	$33,496,135	$56,515,708	$55,438,444	$976,023	$34,573,399
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Unfunded loan commitments

As of the close of the reporting period, the fund had unfunded loan commitments of $127,246, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments
Epicor Software Corp.	$127,246
Totals	$127,246

Note 9: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Centrally cleared credit default contracts (notional)	$9,000,000

Floating Rate Income Fund
17

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$734,984 *	Payables	$—
Total		$734,984		$—
* Includes cumulative appreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Credit contracts	$829,488	$829,488
Total	$829,488	$829,488
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Swaps	Total
Credit contracts	$(512,785)	$(512,785)
Total	$(512,785)	$(512,785)

Note 10: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Barclays Capital, Inc. (clearing broker)	Total
Assets:
Centrally cleared credit default contracts§	$10,979	$10,979
Total Assets	$10,979	$10,979
Liabilities:
Centrally cleared credit default contracts§	—	—
Total Liabilities	$—	$—
Total Financial and Derivative Net Assets	$10,979	$10,979
Total collateral received (pledged)†##	$—
Net amount	$10,979
Controlled collateral received (including TBA commitments) **	$—	$—
Uncontrolled collateral received	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the table listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $702,314.

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Floating Rate Income Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Floating Rate Income Fund
19

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a New Management Contract (defined below) between your fund and Franklin Advisers, Inc. (“Franklin Advisers”), a new Sub-Management Contract (defined below) for your fund between Franklin Advisers and its affiliate, Putnam Investments Limited (“PIL”), and a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Franklin Advisers and Putnam Investment Management, LLC (“Putnam Management”) (collectively, the “New Advisory Contracts”). Franklin Advisers, Putnam Management, and PIL are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Advisory Contracts in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management, your fund’s investment adviser prior to the Reorganization, were combined with those of Franklin Advisers. As part of the Reorganization, Franklin Advisers assumed the role of investment adviser for your fund and the other Putnam fixed income and Investment Solutions mutual funds, exchange-traded funds and closed-end funds (collectively, the “FI/IS Funds”), which was accomplished through a transfer by Putnam Management of all of its rights and obligations under the previous management contracts between Putnam Management and the FI/IS Funds (the “Previous Management Contracts”) and the previous sub-management contract between Putnam Management and its affiliate, PIL, with respect to the FI/IS Funds (the “Previous Sub-Management Contract,” and, together with the Previous Management Contracts, the “Previous Contracts”) to Franklin Advisers (the “Contract Transfers”) by means of assignment and assumption agreements (the Previous Management Contracts and the Previous Sub-Management Contract, as modified by the terms of the related assignment and assumption agreements, are hereinafter referred to as the “New Management Contracts” and the “New Sub-Management Contract,” respectively). (Because PIL is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.)

In addition to the New Management Contracts and New Sub-Management Contract, the Board of Trustees of your fund considered and approved the New Subadvisory Agreement pursuant to which Franklin Advisers retained Putnam Management as sub-adviser for each FI/IS Fund so that, following the Reorganization, Putnam Management’s equity team, which was not part of the Reorganization, could continue to provide certain services that it had historically provided to the FI/IS Funds, including, as applicable, the management of the equity portion of a FI/IS Fund’s portfolio, including equity trade execution services, the provision of derivatives and other investment trading facilities for a transitional period, and the provision of proxy voting services for a transitional period (the “Services”).

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Management Contracts. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Advisory Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations.

The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy Putnam Management and Franklin Advisers fixed income and Investment Solutions organizations, offering potential operational efficiencies and enhanced investment resources for the FI/IS Funds. The Trustees also considered, among other factors, that:

The Contract Transfers would not result in a change in the senior management at Franklin Templeton, so that the same management will be in place before and after the Contract Transfers, which contemplate no reduction in the nature and level of the advisory and administrative services provided to the FI/IS Funds;

The portfolio managers who are responsible for the day-to-day management of the FI/IS Funds would be the same immediately prior to, and immediately after, the Contract Transfers, and these investment personnel would have access to the same research and other resources to support their respective investment management functions both before and immediately after the Contract Transfers; and

The Contract Transfers would not result in an increase in the advisory fee rates payable by each FI/IS Fund and that, other than an acknowledgment by Franklin Advisers and Putnam Management that for purposes of the New Management Contracts, each applicable FI/IS Fund will continue to be “an open-end fund sponsored by Putnam Management,” for purposes of calculating the advisory fee rates, and updating the parties to the agreements, the terms of the New Management Contracts and New Sub-Management Contract were substantially identical to those under the Previous Contracts (including with respect to the term of the New Management Contracts and New Sub-Management Contract, which run through June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms).

With respect to the New Subadvisory Agreement, the Trustees considered that, under the agreement, Putnam Management would provide any necessary Services to the applicable FI/IS Fund under generally the same terms and conditions related to the FI/IS Fund as such Services were previously provided by Putnam Management under the FI/IS Fund’s Previous Management Contract. The Trustees also considered that Franklin Advisers would be responsible for overseeing the Services provided to the FI/IS Funds by Putnam Management under the New Subadvisory Agreement and would compensate Putnam Management

20
Floating Rate Income Fund

for such services out of the fees it receives under the New Management Contracts. The Trustees further noted Franklin Advisers’ and Putnam Management’s representations that Putnam Management’s appointment as sub-adviser to the FI/IS Funds would not result in any material change in the nature or level of investment advisory services provided to the FI/IS Funds.

The Trustees also considered that, prior to the Reorganization, counsel to Franklin Advisers and Putnam Management had provided a legal opinion that the Contract Transfers would not result in an “assignment” under the 1940 Act of the Previous Contracts or a material amendment of those contracts, and, therefore, the New Management Contracts and New Sub-Management Contract did not require shareholder approval. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

General conclusions

In addition to the above considerations, the Independent Trustees’ approvals were based on the following conclusions:

That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The considerations and conclusions discussed herein were also informed by the fact that there would be continuity in the management of the FI/IS Funds, including your fund, immediately following the Reorganization (i.e., the same portfolio managers that managed the fund prior to the Reorganization would be in place immediately following the Reorganization). The Trustees also considered that the FI/IS Funds had no operating history with Franklin Templeton or its affiliates prior to 2024.

Management fee schedules and total expenses

Under its Previous Management Contract and under its New Management Contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase (“Fund Family Breakpoints”). The Trustees considered that breakpoints in a fund’s management fee schedule, such as the Fund Family Breakpoints in place for your fund, were one way in which economies of scale in managing a fund can be shared with the fund’s shareholders. The Trustees reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2023. PSERV has agreed to maintain the first expense limitation until at least August 31, 2025 and Franklin Advisers, who now serves as your fund’s investment adviser following the Reorganization, has agreed to maintain the second expense limitation until at least June 30, 2025. Franklin Advisers’ and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Advisory Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2023. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2023 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included year-over-year data with respect to revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2023 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees also reviewed the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Because the FI/IS Funds had no operating history with Franklin Templeton or its affiliates, the Trustees did not review fund-by-fund profitability information for Franklin Templeton. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for

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your fund, represented reasonable compensation for the services to be provided by Franklin Advisers (which are substantially identical to those historically provided by Putnam Management) and represented an appropriate sharing between fund shareholders and Franklin Advisers of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their review of the New Advisory Contracts included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution retirement plan market, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a FI/IS Fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees also considered information regarding services provided and fees charged by Franklin Advisers and its other Franklin Templeton affiliates to other clients, including U.S. registered mutual funds, funds organized outside of the United States (i.e., offshore funds), separate accounts (including separately managed accounts), collective investment trusts and sub-advised funds, which included, where applicable, the specific fees charged to strategies that are comparable to those of the FI/IS Funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management historically provided and that Franklin Advisers will provide to the FI/IS Funds as investment adviser and those that they provide to their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Previous Management Contract and was also a significant factor in considering approval of your fund’s New Management Contract, since the portfolio managers of your fund that were employed by Putnam Management prior to the Reorganization would continue to serve as portfolio managers of your fund immediately following the Reorganization as employees of Franklin Advisers. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique

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investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Loan Participation Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
2nd	2nd	2nd

Over the one-year, three-year and five-year periods ended December 31, 2023, there were 240, 226 and 215 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations and other benefits; distribution

The Trustees considered various potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Franklin Advisers and Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that would enhance Franklin Advisers’ and Putnam Management’s investment capabilities and supplement their internal research efforts. The Trustees intend to continue to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees intend to continue to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.

The Trustees also considered other potential benefits that Franklin Advisers and Putnam Management may receive in connection with the services provided under the New Advisory Contracts to your fund. These potential benefits included, among others, Franklin Advisers’ and Putnam Management’s registered fund businesses aiding in the growth of their non-registered fund businesses and the use of an affiliated transfer agent’s services (in the case of your fund, PSERV, which is affiliated with Franklin Advisers and Putnam Management), where the fees for those services are paid by the fund.

Franklin Advisers may also receive benefits from payments made to Franklin Advisers’ affiliates by the mutual funds for distribution services. In connection with the planned consolidation of Putnam Retail Management Limited Partnership (“PRM”) with Franklin Distributors, LLC (“FD”), which was expected to take place in August 2024 (the “Consolidation”), the Trustees appointed FD as principal underwriter of the mutual funds, effective on or around the time of the Consolidation. Both PRM and FD are affiliates of Franklin Advisers and Putnam Management. In approving the continuation of your fund’s distribution plans, the Trustees concluded that the fees payable by the mutual funds to PRM, prior to FD succeeding PRM as principal underwriter for the mutual funds, and to be paid to FD, once it assumes the role of principal underwriter, for distribution services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PRM and FD, as applicable, in providing such services.

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© 2024 Franklin Templeton. All rights reserved.	38963-SFSOI 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: October 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: October 28, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: October 28, 2024